DEBT (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term of debt	1 year
Letters of Credit Outstanding, Amount	$ 28,700,000	$ 31,300,000
Debt	95,790,000	52,470,000
Less current portion		(40,270,000)
Long-term portion	95,790,000	12,200,000
Principal Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2013
2014
2015
2016	11,090,000
2017
Thereafter	84,700,000
Total	95,790,000	12,200,000
Fair value of long-term debt including current portion	95,400,000
Increase in fair value of long-term debt	400,000
Industrial Development Revenue Bonds Letters of Credit [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	9,800,000	12,400,000
$300 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		300,000,000
Series 2002-A Senior Notes Tranche B [Member]
Debt Instrument [Line Items]
Debt		40,000,000
$265 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term of debt	5 years
Maximum borrowing capacity	265,000,000
Debt	11,090,000	0
Debt Instrument, Maturity Date	Nov. 14, 2016
Interest rate at period end (in hundredths)	1.27%
$265 Million Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)	1.10%
Facility fee (in hundredths)	0.15%
Interest rate (in hundredths)	1.10%
$265 Million Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)	1.65%
Facility fee (in hundredths)	0.35%
Interest rate (in hundredths)	1.65%
Series 1999 industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	3,300,000	3,300,000
Debt Instrument, Maturity Date	Aug. 01, 2029
Interest rate at period end (in hundredths)	0.35%
Series 2012 Senior Notes Tranche A [Member]
Debt Instrument [Line Items]
Debt	35,000,000	0
Debt Instrument, Maturity Date	Dec. 17, 2022
Interest rate (in hundredths)	3.89%
Series 2012 Senior Notes Tranche B [Member]
Debt Instrument [Line Items]
Debt	40,000,000	0
Debt Instrument, Maturity Date	Dec. 17, 2024
Interest rate (in hundredths)	3.98%
Series 2000 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	2,700,000	2,700,000
Debt Instrument, Maturity Date	Oct. 01, 2020
Interest rate at period end (in hundredths)	0.46%
Series 2001 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt		2,500,000
Series 2002 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	3,700,000	3,700,000
Debt Instrument, Maturity Date	Dec. 01, 2022
Interest rate at period end (in hundredths)	0.45%
Other [Member]
Debt Instrument [Line Items]
Debt	$ 0	$ 270,000